TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXES
Operating loss carryovers	$ 0	$ 0
Change in the valuation allowance	$ 186,294	$ 101,829
Statutory tax rate	21.00%	21.00%